united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX

Class C Shares: HCMDX

Class I Shares: HCMIX

Class R Shares: HCMSX

Semi-Annual Report

December 31, 2014

1-855-969-8464

www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ending December 31, 2014, compared to its benchmark:

Inception** - December 31, 2014
HCM Tactical Growth Fund – Class A	(4.18)%
HCM Tactical Growth Fund – Class A with load	(9.69)%
HCM Tactical Growth Fund – Class C	(4.20)%
HCM Tactical Growth Fund – Class I	(4.20)%
HCM Tactical Growth Fund – Class R	(4.20)%
S&P 500 Total Return Index	5.46%

* Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.91% for Class A shares, 3.66% for Class C shares, 2.66% for Class I shares, and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

** Inception date is July 30, 2014.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Asset Classes as of December 31, 2014 are as follows:

Asset Class	% of Net Assets
Common Stocks	51.0%
Mutual Funds	37.6%
Exchange Traded Fund Money Market Fund	9.3% 2.0%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCKS - 51.0%
	AEROSPACE & DEFENSE - 1.1%
1,232	Lockheed Martin Corp.	$ 237,246

	AGRICULTURE - 4.0%
4,618	Altria Group, Inc.	227,529
3,661	Lorillard, Inc.	230,423
2,627	Philip Morris International, Inc.	213,969
3,508	Reynolds American, Inc.	225,459
		897,380
	BANKS - 2.1%
6,112	BB&T Corp.	237,696
4,285	Wells Fargo & Co.	234,904
		472,600
	CHEMICALS - 2.0%
4,519	Dow Chemical Co.	206,112
3,221	EI du Pont de Nemours & Co.	238,161
		444,273
	COMPUTERS - 1.0%
3,516	Seagate Technology PLC	233,814

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,748	Invesco Ltd.	227,161

	ELECTRIC - 5.3%
2,748	Entergy Corp.	240,395
6,414	Exelon Corp.	237,831
6,278	FirstEnergy Corp.	244,779
8,373	Pepco Holdings, Inc.	225,485
11,666	TECO Energy, Inc.	239,037
		1,187,527
	ELETRONICS - 1.0%
4,057	Garmin Ltd.	214,331

	ENVIRONMENTAL CONTROL - 1.1%
4,672	Waste Management, Inc.	239,767

	FOOD - 1.1%
3,914	Kraft Foods Group, Inc.	245,251

	HEALTHCARE - PRODUCTS - 1.0%
3,170	Baxter International, Inc.	232,329

	HOME FURNISHINGS - 1.1%
5,541	Leggett & Platt, Inc.	236,102

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	INSURANCE - 1.0%
4,483	Cincinnati Financial Corp.	$ 232,354

	IRON & STEEL - 0.9%
4,219	Nucor Corp.	206,942

	MEDIA - 1.1%
11,820	Cablevision Systems Corp.	243,965

	MINING - 1.9%
8,300	Freeport-McMoRan, Inc.	193,888
11,783	Newmont Mining Corp.	222,699
		416,587
	MISCELLANEOUS MANUFACTURER - 1.0%
8,598	General Electric Co.	217,271

	OFFICE & BUSINESS EQUIPMENT - 1.0%
9,226	Pitney Bowes, Inc.	224,838

	OIL & GAS - 2.1%
3,238	ConocoPhillips	223,616
6,706	Diamond Offshore Drilling, Inc.	246,177
		469,793
	PHARMACEUTICALS - 4.1%
3,462	AbbVie, Inc.	226,553
3,348	Eli Lilly & Co.	230,979
3,836	Merck & Co., Inc.	217,846
7,463	Pfizer, Inc.	232,473
		907,851
	PIPELINES - 2.9%
5,643	Kinder Morgan, Inc.	238,755
6,020	Spectra Energy Corp.	218,526
4,279	Williams Cos., Inc.	192,298
		649,579
	REAL ESTATE INVESTMENT TRUST - 1.1%
6,096	Iron Mountain, Inc.	235,671

	RETAIL - 2.1%
4,095	Darden Restaurants, Inc.	240,090
2,396	McDonald's Corp.	224,505
		464,595
	SAVINGS & LOANS - 1.1%
15,521	People's United Financial. Inc.	235,609

	SEMICONDUCTORS - 2.1%
6,504	Intel Corp.	236,030
5,180	Microchip Technology, Inc.	233,670
		469,700

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value
	SOFTWARE - 2.0%
7,559	CA, Inc.	$ 230,172
4,832	Paychex, Inc.	223,093
		453,265
	TELECOMMUNICATIONS - 4.8%
6,512	AT&T, Inc.	218,738
5,652	CenturyLink, Inc.	223,706
33,389	Frontier Communications Corp.	222,705
4,548	Verizon Communications, Inc.	212,755
23,488	Windstream Holdings, Inc.	193,541
		1,071,445

	TOTAL COMMON STOCKS (Cost $11,493,056)	11,367,246

	EXCHANGE TRADED FUND - 9.3%
	EQUITY FUND - 9.3%
59,602	iShares US Regional Banks ETF (Cost $1,999,987)	2,083,090

	MUTUAL FUNDS - 37.6%
	EQUITY FUNDS - 37.6%
98,360	ProFunds Pharmaceuticals UltraSector ProFund	2,222,933
79,250	ProFunds UltraSmall-Cap ProFund *	3,147,790
47,244	Rydex Series - Banking Fund	3,024,094
	TOTAL MUTUAL FUNDS (Cost $8,111,465)	8,394,817

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
446,818	Dreyfus Cash Management, Institutional Shares, 0.03% + (Cost $446,818)	446,818

	TOTAL INVESTMENTS - 99.9% (Cost $22,051,326) (a)	$ 22,291,971
	OTHER ASSETS LESS LIABILITIES - 0.1%	14,125
	NET ASSETS - 100.0%	$ 22,306,096

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $22,051,326 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 553,448
	Unrealized Depreciation:	(312,803)
	Net unrealized Appreciation:	$ 240,645
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
* Non-income producing security.

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

ASSETS
Investment in securities at value (identified cost $22,051,326)	$ 22,291,971
Receivable for Fund shares sold	33,563
Dividends and interest receivable	27,537
TOTAL ASSETS	22,353,071

LIABILITIES
Investment advisory fees payable	12,942
Distribution (12b-1) fees payable	4,823
Fees payable to other affiliates	9,776
Accrued expenses and other liabilities	19,434
TOTAL LIABILITIES	46,975
NET ASSETS	$ 22,306,096

Net Assets Consist Of:
Paid in capital	$ 23,091,624
Accumulated net investment income	1,606
Accumulated net realized loss from security transactions	(1,027,779)
Net unrealized appreciation on investments	240,645
NET ASSETS	$ 22,306,096

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 22,306,066
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,330,957
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.57
Maximum offering price per share (maximum sales charge of 5.75%)	$ 10.15

Class C Shares:
Net Assets	$ 10	*
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.58

Class I Shares:
Net Assets	$ 10	*
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.58

Class R Shares:
Net Assets	$ 10	*
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.58

* NAV may recalculate due to rounding of shares.

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2014*

INVESTMENT INCOME
Dividends	$ 162,142
Interest	954
TOTAL INVESTMENT INCOME	163,096

EXPENSES
Investment advisory fees	83,556
Distribution (12b-1) fees:
Class A	16,711
Registration fees	14,678
Administrative services fees	13,216
Transfer agent fees	12,849
Accounting services fees	11,381
Audit fees	6,018
Compliance officer fees	6,018
Legal fees	6,018
Printing and postage expenses	4,012
Trustees fees and expenses	3,209
Custodian fees	2,407
Insurance expense	803
Other expenses	1,605
TOTAL EXPENSES	182,481
Less: Fees waived and expenses reimbursed by the Adviser	(49,530)

NET EXPENSES	132,951
NET INVESTMENT INCOME	30,145

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
Net realized gain(loss) from:
Security transactions	(1,042,423)
Distributions of capital gains from underlying investment companies	14,644
Net change in unrealized appreciation on investments	240,645

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(787,134)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (756,989)

* The HCM Tactical Growth Fund commenced operations on July 30, 2014.

HCM TACTICAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31,
2014**
(Unaudited)
FROM OPERATIONS
Net investment income	$ 30,145
Net realized loss from security transactions	(1,042,423)
Distributions of capital gains from underlying investment companies	14,644
Net change in unrealized appreciation on investments	240,645
Net decrease in net assets resulting from operations	(756,989)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(28,539)
Net decrease in net assets resulting from distributions to shareholders	(28,539)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,004,177
Class C	10
Class I	10
Class R	10
Net asset value of shares issued in reinvestment of distributions:
Class A	16,894
Redemption fee proceeds:
Class A	3,041
Payments for shares redeemed:
Class A	(932,518)
Net increase in net assets resulting from shares of beneficial interest	23,091,624

TOTAL INCREASE IN NET ASSETS	22,306,096

NET ASSETS
Beginning of Period	-
End of Period *	$ 22,306,096
*Includes accumulated net investment income of:	$ 1,606
** The HCM Tactical Growth Fund commenced operations on July 30, 2014.

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)(Continued)

Period Ended
December 31,
2014**
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	2,424,365
Shares Reinvested	1,754
Shares Redeemed	(95,162)
Net increase in shares of beneficial interest outstanding	2,330,957

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class R:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1
** The HCM Tactical Growth Fund commenced operations on July 30, 2014.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

		Period Ended December 31, 2014 (1)
		Class A		Class C		Class I		Class R
Period Ended December 31, 2014 (1)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period		$ 10.00		$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment gain (2)	0.02		0.06		0.06		0.08
	Net realized and unrealized
	loss on investments	(0.44)		(0.48)		(0.48)		(0.50)
Total from investment operations		(0.42)		(0.42)		(0.42)		(0.42)

Less distributions from:
	Net investment income	(0.01)		-		-		-
Total distributions		(0.01)		-		-		-

Paid-in-Capital From Redemption Fees		0.00	(9)	-		-		-

Net asset value, end of period		$ 9.57		$ 9.58		$ 9.58		$ 9.58

Total return (3)(8)		(4.18)%		(4.20)%		(4.20)%		(4.20)%

Net assets, at end of period (000s)		$ 22,306		$ 10	(10)	$ 10	(10)	$ 10	(10)

Ratio of gross expenses to average
	net assets (4)(5)(6)	2.73%		3.48%		2.48%		2.58%
Ratio of net expenses to average
	net assets (5)	1.99%		2.74%		1.74%		1.84%
Ratio of net investment loss
	to average net assets (5)(7)	0.45%		1.20%		0.20%		0.30%

Portfolio Turnover Rate (8)		220%		220%		220%		220%

(1)	The HCM Tactical Growth Fund's Class A, Class C, Class I and Class R shares commenced operations on July 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.
(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014

1.	ORGANIZATION

The HCM Tactical Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund commenced operations on July 30, 2014.

The Fund currently offers Class A, Class C, Class I and Class R shares. Class C, Class I and Class R shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,367,246	$ -	$ -	$ 11,367,246
Exchange Traded Fund	2,083,090	-	-	2,083,090
Mutual Funds	8,394,817	-	-	8,394,817
Short-Term Investments	446,818		-	446,818
Total	$ 22,291,971	$ -	$ -	$ 22,291,971

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $43,204,343 and $21,599,844 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Howard Capital Management, Inc. serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until October 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.99% per annum of Class A average daily net assets, 2.74% per annum for Class C average daily net assets, 1.74% per annum for Class I and 1.84% per annum for Class R average daily net assets (the “expense limitation”). For the six months ended December 31, 2014, the Adviser waived expenses of $49,530.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation. If the Operating Expenses attributable to the Class A, Class C, Class I and Class R shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such

HCM TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plans, $16,711 in distribution fees for Class A was incurred during the period ended December 31, 2014.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A for the period ended December 31, 2014, the Distributor received $0 from front-end sales charge of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Funds.

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

HCM TACTICAL GROWTH FUND

EXPENSE EXAMPLES (Unaudited)

December 31, 2014

As a shareholder of the HCM Tactical Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period** 7/1/14 – 12/31/14
Class A	$1,000.00	$958.20	$8.22	1.99%
Class C	1,000.00	958.00	11.32	2.74
Class I	1,000.00	958.00	7.19	1.74
Class R	1,000.00	958.00	7.60	1.84

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period** 7/1/14 – 12/31/14
Class A	$1,000.00	$1,012.78	$8.50	1.99%
Class C	1,000.00	1,009.60	11.69	2.74
Class I	1,000.00	1,013.84	7.44	1.74
Class R	1,000.00	1,013.42	7.87	1.84

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (154) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

** Annualized.

Approval of Advisory Agreement – HCM Tactical Growth Fund

In connection with a meeting held on May 7-8, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Howard Capital Management, Inc. (“HCM”), and the Trust, with respect to the HCM Tactical Growth Fund (“HCM Tactical” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to HCM Tactical and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that HCM is a registered investment adviser founded in 1999 and provides tactical money management services to individuals, 401(k) plans, brokers, and hedge funds. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and was satisfied with their 20 plus years of financial industry experience in portfolio management, compliance, and marketing. The Board observed that HCM employs a proprietary tactical mathematical trend model that is designed to minimize losses in bear and volatile markets by producing signals that tell HCM when to be invested in equity markets, how much exposure to take, and when to exit the market. The Board noted that HCM will monitor compliance with the Fund’s investment limitations by setting the inputs directly into to their model to ensure it conforms in addition to manually inspecting the portfolio after trade settlements. The Board reviewed HCM’s best execution practices and were satisfied with their approach in selecting broker-dealers based on best execution, price, services provided and whether the broker-dealer platform allows model management. The Board noted that HCM has not had any material compliance or litigation issues during the past three years. The Board expressed its satisfaction with the investment personnel’s background and experience, recognizes the analysis involved in managing a tactical strategy and appreciates HCM’s risk mitigation efforts. The Board concluded HCM has the potential to deliver high quality service to the Fund for the benefit of its prospective shareholders.

Performance. The Board reviewed the results of HCM’s Viper 2 strategy that has been operational since September 1, 2007 and utilizes similar model methodologies that will be used for HCM Tactical. The Board noted that the strategy underperformed the S&P 500 for both the past one and five year periods. However, the Board noted that since September 1, 2007, the strategy significantly outperformed the S&P 500 return. The Board acknowledged that the strategy’s one and five year underperformance can be attributed to a bull-market run in the S&P 500, as the strategy will not enter an investment until a market uptrend is verified by the internal model’s signals and, as such, will not be fully invested all of the time, resulting in some missed upside growth opportunities intended to reduce volatility. However, the Board also observed that the strategy’s outperformance since inception demonstrates that the strategy’s model appears to have worked as intended. The Board concluded that, although past performance is not a guarantee of future returns, HCM and its strategy has the potential to deliver reasonable performance for the benefit the Fund and its shareholders.

Fees & Expenses. The Board considered that HCM proposed an annual management fee of 1.25%, but noted that in response to its request, HCM agreed to put a fee waiver in place that will limit total Fund operating expenses to 1.99% for Class A shares (with corresponding limits for other share classes). The Board noted that the management fee of 1.25% is higher than the Fund’s peer group average fee and the Morningstar Category average. The Board further noted that, before waiver, the management fee is equal to the highest fee in the peer group while the fee falls within the Morningstar Category range. The Board observed that the Fund’s expense ratio of 1.99% after the fee waiver is higher than the peer group average and within the peer group range, only slightly higher than the Morningstar average and within the Morningstar range. The Board further noted that HCM charges a management fee of 2.20% to its individual clients for access to the same model methodologies and similar services. The Board concluded that, although the management fee is higher than the average of its peer group and Morningstar Category, given the tactical nature of the strategy and additional labor, research and resources required to perform the strategy, the proposed management fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial year of the agreement and long term projections were speculative. The Board noted that HCM would be willing to evaluate the implementation of breakpoints as the Fund grows and achieves economies of scale,. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by HCM in connection with the operation of HCM Tactical and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees also discussed the indirect benefit of 12b-1 fees. The Trustees noted that HCM anticipates earning a modest profit in terms of actual dollars and percentage of revenues from its relationship with the Fund during the initial term of the Advisory Agreement. The Board was satisfied that HCM’s anticipated profitability level associated with its relationship with the Fund is not excessive.

Conclusion. Having requested and received such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, made up entirely of Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the shareholders of HCM Tactical.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and income

■ assets, account transfers and transaction history

■ investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■  open an account or give us contact information

■  provide account information or give us your income information

■  make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes—information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended September 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER

Howard Capital Management, Inc.

555 Sun Valley Drive, Suite B-4

Roswell, Georgia 30076

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/12/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 3/12/15